PREFERRED LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of Brookfield Renewable’s preferred limited partners’ equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2023	2022	December 31, 2023	December 31, 2022
Series 7 (C$175)	7.00	5.50	January 2026	7	7	128	128
Series 11 (C$250)	—	5.00	April 2022	—	3	—	—
Series 13 (C$250)	10.00	6.05	April 2028	9	10	196	196
Series 15 (C$175)	7.00	5.75	April 2024	7	8	126	126
Series 17 ($200)	8.00	5.25	March 2025	11	11	195	195
Series 18 (C$150)	6.00	5.50	April 2027	7	5	115	115
	38.00			$41	$44	$760	$760